Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents (HEP: $14,381 and $21,990, respectively)	$ 234,444	$ 1,368,318
Accounts receivable: Product and transportation (HEP: $12,745 and $14,543, respectively)	1,130,485	590,526
Crude oil resales	111,403	39,510
Accounts receivable, total	1,241,888	630,036
Inventories: Crude oil and refined products	1,879,131	989,296
Materials, supplies and other (HEP: $1,070 and $895, respectively)	242,997	184,180
Total inventory	2,122,128	1,173,476
Income taxes receivable	97,382	91,348
Prepayments and other (HEP: $5,381 and $8,591, respectively)	66,612	47,583
Total current assets	3,762,454	3,310,761
Properties, plants and equipment, at cost (HEP: $2,037,527 and $2,119,295, respectively)	8,448,207	7,299,517
Less accumulated depreciation (HEP: $(682,143) and $(644,149)), respectively)	(3,033,353)	(2,726,378)
Property, plant and equipment, net	5,414,854	4,573,139
Operating lease right-of-use assets (HEP: $69,134 and $72,480, respectively)	396,191	350,548
Other assets: Turnaround costs	397,385	314,816
Goodwill (HEP: $312,873 and $312,873, respectively)	2,293,044	2,293,935
Intangibles and other (HEP: $214,436 and $224,430, respectively)	652,685	663,665
Other assets, total	3,343,114	3,272,416
Total assets	12,916,613	11,506,864
Current liabilities:
Accounts payable (HEP: $28,954 and $28,565, respectively)	1,613,484	1,000,959
Income taxes payable	25,156	1,801
Operating lease liabilities (HEP $3,710 and $3,827, respectively)	110,606	97,937
Accrued liabilities (HEP: $18,479 and $29,518, respectively)	316,218	274,459
Total current liabilities	2,065,464	1,375,156
Long-term debt (HEP: $1,333,049 and $1,405,603, respectively)	3,072,737	3,142,718
Noncurrent operating lease liabilities (HEP $65,799 and $68,454, respectively)	308,747	285,785
Deferred income taxes (HEP: $396 and $449, respectively)	837,401	713,703
Other long-term liabilities (HEP: $43,033 and $55,105, respectively)	337,799	267,299
Commitments and contingencies (Note 19)
HollyFrontier stockholders’ equity:
Preferred stock, $1.00 par value – 5,000,000 shares authorized; none issued	0	0
Common stock $0.01 par value – 320,000,000 shares authorized; 256,046,051 shares issued as of December 31, 2021 and December 31, 2020	2,560	2,560
Additional capital	4,220,075	4,207,672
Retained earnings	4,413,836	3,913,179
Accumulated other comprehensive income	2,671	13,462
Common stock held in treasury, at cost - 93,044,605 and 93,632,391 shares as of December 31, 2021 and December 31, 2020, respectively	(2,951,257)	(2,968,512)
Total HollyFrontier stockholders’ equity	5,687,885	5,168,361
Noncontrolling interest	606,580	553,842
Total equity	6,294,465	5,722,203
Total liabilities and equity	$ 12,916,613	$ 11,506,864